BUSINESS COMBINATIONS - Assets acquired notes (Details) - CNY (¥) ¥ in Thousands							2 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Dec. 18, 2020	Nov. 17, 2020	Jun. 05, 2020	Oct. 18, 2019	Jun. 01, 2018	May 02, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2020
Business Combination, Goodwill
Net revenue											¥ 5,738,972	¥ 4,122,405	¥ 2,792,077
Net (loss) income											¥ (669,214)	¥ (442,083)	¥ (430,268)
Guangzhou 3
Business Combination, Goodwill
Purchase price						¥ 262,244								¥ 207,310
Property and equipment						780,312
Identifiable intangible assets						130,000
Net revenue										¥ 85,298
Net (loss) income										¥ (11,727)
Guangzhou 3 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets						¥ 130,000
Estimated useful life (in years)						7 years
Guangzhou 3 | Property and equipment under finance lease
Business Combination, Goodwill
Property and equipment						¥ 291,000
Shanghai 11
Business Combination, Goodwill
Purchase price					¥ 320,000
Property and equipment					233,405
Identifiable intangible assets					57,000
Net revenue									¥ 35,489
Net (loss) income									¥ (2,924)
Shanghai 11 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets					¥ 23,000
Estimated useful life (in years)					10 years
Shanghai 11 | Favorable leases
Business Combination, Goodwill
Identifiable intangible assets					¥ 34,000
Estimated useful life (in years)					13 years 7 months 6 days
Target Group Guangzhou 6
Business Combination, Goodwill
Purchase price				¥ 431,727
Property and equipment				493,026
Identifiable intangible assets				15,000
Net revenue							¥ 0
Net (loss) income							¥ (8,816)
Target Group Guangzhou 6 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets				¥ 15,000
Estimated useful life (in years)				7 years 9 months 18 days
Target Group Guangzhou 6 | Property and equipment under finance lease
Business Combination, Goodwill
Property and equipment				¥ 174,194
Beijing 10, 11 and 12
Business Combination, Goodwill
Purchase price			¥ 788,554
Effective settlement of pre-existing relationships upon consolidation			34,477
Property and equipment			2,007,608
Identifiable intangible assets			191,000
Net revenue								¥ 281,926
Net (loss) income								¥ 14,083
Beijing 10, 11 and 12 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets			¥ 191,000
Estimated useful life (in years)			7 years 7 months 6 days
Beijing 10, 11 and 12 | Property and equipment under finance lease
Business Combination, Goodwill
Property and equipment			¥ 632,427
Shanghai 19
Business Combination, Goodwill
Purchase price		¥ 62,480
Property and equipment		372,093
Identifiable intangible assets		56,100
Shanghai 19 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets		¥ 56,100
Estimated useful life (in years)		12 years 1 month 6 days
Beijing 9
Business Combination, Goodwill
Purchase price	¥ 816,969
Effective settlement of pre-existing relationships upon consolidation	(65,706)
Property and equipment	403,556
Identifiable intangible assets	202,500
Beijing 9 | Customer relationships
Business Combination, Goodwill
Identifiable intangible assets	¥ 202,500
Estimated useful life (in years)	6 years 6 months
Beijing 9 | Property and equipment under finance lease
Business Combination, Goodwill
Property and equipment	¥ 101,113